OTHER ASSETS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Current:
Deposit	$ 94,879		$ 41,222
Prepaid withholding tax	75,295		32,276
Staff advances	4,862		5,734
Others	50,442		81,098
Total	225,478	$ 28,969	160,330
Non-current:
Refundable deposit	2,871,513		1,640,742
Property and equipment, net	164,051		187,584
Deferred tax assets (Note 23)	205,860		111,871
Goodwill	110,203
Intangible assets, net	109,804		85,644
Total	$ 3,461,431	$ 444,726	$ 2,025,841